Fees Summary	Dec. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,352,000
Previously Paid Amount	0.00
Total Fee Amount	206.99
Total Offset Amount	0.00
Net Fee	206.99
Narrative - Max Aggregate Offering Price	$ 1,352,000
Final Prospectus	true